Schedule of share options (Details) - 6 months ended Jun. 30, 2026 € / shares in Units, € in Thousands	$ / shares	EUR (€) shares € / shares
IfrsStatementLineItems [Line Items]
Number of options, Outstanding balance		896,385
Weighted average Grant date fair value per share, balance | $ / shares	$ 11.47
Weighted average grant date Outstanding | € / shares		€ 7.49
Number of options, Granted
Number of options, Forfeited
Number of options, Exercised
Number of options, Outstanding balance		896,385
Weighted average Grant date fair value per share, balance | $ / shares	$ 11.47
Weighted average grant date Outstanding | € / shares		€ 7.49
Number of options, Exercisable		312,573
Employees and directors [member]
IfrsStatementLineItems [Line Items]
Share based compensation expense | €		€ 233